OTHER OPERATING INCOME (Details) $ in Thousands, ¥ in Millions						12 Months Ended
	Oct. 30, 2018 JPY (¥) item	Oct. 30, 2018 USD ($) item	Mar. 30, 2018 JPY (¥) MW	Mar. 30, 2018 USD ($) MW	Sep. 29, 2016 USD ($)	Dec. 31, 2018 JPY (¥) item MW	Dec. 31, 2018 USD ($) item MW	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Other operating income
Gain(Loss) on disposal of IPP solar parks(Note a)	¥ 925	$ 8,400					$ 8,491		$ 1,248
Gain on sale of permits and rights(Note b)							18,220
Gain(Loss) on disposal of subsidiaries					$ 10,082		(1,288)	$ 1,875	11,768
Others							207	193	147
Total							$ 25,630	2,068	13,163
Number of IPP solar parks disposed | item	4	4				4	4
Proceeds from disposal of IPP solar parks	¥ 2,150	$ 19,600					$ 46,195	$ 1,979	$ 4,839
Renova and Nec Capital
Other operating income
Gain on sale of permits and rights(Note b)			¥ 2,000	$ 18,200
Mega watts project (in Mega Watts) | MW			40.8	40.8		40.8	40.8
Project investment			¥ 529	$ 4,800		¥ 529	$ 4,800
Distribution of profit loss (as a percent)			45.00%	45.00%		45.00%	45.00%
Proceeds from sale of permit			¥ 2,600	$ 23,000